ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 16 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Components of accumulated other comprehensive income (loss) as of December 31, 2011 and 2010 are as follows:

	December 31, 2011	December 31, 2010
	(in thousands)
Net unrealized (losses) gains on financial instruments	$—	$129
Foreign currency translation	(48,545)	75
Unrealized gains (losses) on available-for-sale securities	263	(32)

	$(48,282)	$172